UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from September 1, 2009 to September 30, 2009

Commission File Number of issuing entity in respect of the notes: 333-141703-02

Commission File Number of issuing entity in respect of the Series 2007-CC Collateral Certificate: 000-23108

Commission File Number of sponsor and depositor: 033-54804

Discover Card Execution Note Trust

(Exact name of issuing entity in respect of the notes as specified in its charter)

Discover Card Master Trust I

(Exact name of issuing entity in respect of the Series 2007-CC Collateral Certificate as specified in its charter)

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware	51-0020270
(State of organization of the issuing entity	(IRS Employer Indentification No. of the
in respect of the notes)	sponsor and depositor)

Rodney Square North
100 North Market Street
Wilmington, Delaware	19890-0001
(Address of principal executive offices of	(Zip Code)
the issuing entity in respect to the notes)

(302) 636-6189 (Telephone Number, including area code)

Registered/reporting pursuant to (check one)
	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
Title of Class				(If Section 12(b))
DiscoverSeries Class A			[x]
Notes
DiscoverSeries Class B			[x]
Notes
DiscoverSeries Class C			[x]
Notes

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

The information required by Item 1121 of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

Delay of Commencement of Accumulation Period:

Class B(2007-2)

On October 1, 2009, pursuant to Section 4.02 of the Indenture Supplement, as amended, dated as of July 26, 2007 (the "Indenture Supplement"), and the Class B(2007-2) Terms Document, dated as of August 31, 2007, each between Discover Card Execution Note Trust (the "Note Issuance Trust") as Issuer and U.S. Bank National Association as Indenture Trustee, the commencement of the Accumulation Period for the Class B(2007-2) DiscoverSeries Notes, which was scheduled to commence on November 1, 2009 (the first day of the Due Period related to the December 2009 Distribution Date), was delayed until December 1, 2009 (the first day of the Due Period related to the January 2010 Distribution Date).

Class C(2007-2)

On October 1, 2009, pursuant to Section 4.02 of the Indenture Supplement and the Class C(2007-2) Terms Document, dated as of August 31, 2007, each between the Note Issuance Trust as Issuer and U.S. Bank National Association as Indenture Trustee, the commencement of the Accumulation Period for the Class C(2007-2) DiscoverSeries Notes, which was scheduled to commence on November 1, 2009 (the first day of the Due Period related to the December 2009 Distribution Date), was delayed until December 1, 2009 (the first day of the Due Period related to the January 2010 Distribution Date).

Class B(2008-3)

On October 1, 2009, pursuant to Section 4.02 of the Indenture Supplement and the Class B(2008-3) Terms Document, dated as of August 28, 2008, each between the Note Issuance Trust as Issuer and U.S. Bank National Association as Indenture Trustee, the commencement of the Accumulation Period for the Class B(2008-3) DiscoverSeries Notes, which was scheduled to commence on November 1, 2009 (the first day of the Due Period related to the December 2009 Distribution Date), was delayed until December 1, 2009 (the first day of the Due Period related to the January 2010 Distribution Date).

Class C(2008-3)

On October 1, 2009, pursuant to Section 4.02 of the Indenture Supplement and the Class C(2008-3) Terms Document, dated as of August 28, 2008, each between the Note Issuance Trust as Issuer and U.S. Bank National Association as Indenture Trustee, the commencement of the Accumulation Period for the Class C(2008-3) DiscoverSeries Notes, which was scheduled to commence on November 1, 2009 (the first day of the Due Period related to the December 2009 Distribution Date), was delayed until December 1, 2009 (the first day of the Due Period related to the January 2010 Distribution Date).

Class B(2008-1)

On October 1, 2009, pursuant to Section 4.02 of the Indenture Supplement and the Class B(2008-1) Terms Document, dated as of February 29, 2008, each between the Note Issuance Trust as Issuer and U.S. Bank National Association as Indenture Trustee, the commencement of the Accumulation Period for the Class B(2008-1) DiscoverSeries Notes, which was scheduled to commence on November 1, 2009 (the first day of the Due Period related to the December 2009 Distribution Date), was delayed until December 1, 2009 (the first day of the Due Period related to the January 2010 Distribution Date).

Class C(2008-1)

On October 1, 2009, pursuant to Section 4.02 of the Indenture Supplement and the Class C(2008-1) Terms Document, dated as of February 29, 2008, each between the Note Issuance Trust as Issuer and U.S. Bank National Association as Indenture Trustee, the commencement of the Accumulation Period for the Class C(2008-1) DiscoverSeries Notes, which was scheduled to commence on November 1, 2009 (the first day of the Due Period related to the December 2009 Distribution Date), was delayed until December 1, 2009 (the first day of the Due Period related to the January 2010 Distribution Date).

Class B(2008-2)

On October 1, 2009, pursuant to Section 4.02 of the Indenture Supplement and the Class B(2008-2) Terms Document, dated as of May 29, 2008, each between the Note Issuance Trust as Issuer and U.S. Bank National Association as Indenture Trustee, the commencement of the Accumulation Period for the Class B(2008-2) DiscoverSeries Notes, which was scheduled to commence on November 1, 2009 (the first day of the Due Period related to the December 2009 Distribution Date), was delayed until December 1, 2009 (the first day of the Due Period related to the January 2010 Distribution Date).

Class C(2008-2)

On October 1, 2009, pursuant to Section 4.02 of the Indenture Supplement and the Class C(2008-2) Terms Document, dated as of May 29, 2008, each between the Note Issuance Trust as Issuer and U.S. Bank National Association as Indenture Trustee, the commencement of the Accumulation Period for the Class C(2008-2) DiscoverSeries Notes, which was scheduled to commence on November 1, 2009 (the first day of the Due Period related to the December 2009 Distribution Date), was delayed until December 1, 2009 (the first day of the Due Period related to the January 2010 Distribution Date).

Class A(2008-A)

On October 1, 2009, pursuant to Section 2.05 of the Class A(2008-A) Terms Document, dated as of January 31, 2008, between the Note Issuance Trust as Issuer and U.S. Bank National Association as Indenture Trustee, the commencement of the Liquidation Period for the Class A(2008-A) DiscoverSeries Notes, which was scheduled to commence on November 1, 2009 (the first day of the Due Period related to the December 2009 Distribution Date), was delayed until December 1, 2009 (the first day of the Due Period related to the January 2010 Distribution Date).

Class B(2008-A)

On October 1, 2009, pursuant to Section 2.05 of the Class B(2008-A) Terms Document, dated as of January 31, 2008, between the Note Issuance Trust as Issuer and U.S. Bank National Association as Indenture Trustee, the commencement of the Liquidation Period for the Class B(2008-A) DiscoverSeries Notes, which was scheduled to commence on November 1, 2009 (the first day of the Due Period related to the December 2009 Distribution Date), was delayed until December 1, 2009 (the first day of the Due Period related to the January 2010 Distribution Date).

PART II OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds

Increase in Principal Amount of Class D(2009-1) Notes

On September 1, 2009 and September 10, 2009, Discover Bank, pursuant to Section 2.03 of the Note Purchase Agreement (the “Note Purchase Agreement”), dated as of July 2, 2009, among the Note Issuance Trust, as Issuer, Discover Bank, as Depositor, and the purchasers named therein and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, by and between the Note Issuance Trust, as Issuer, and U.S. Bank National Association as Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. On September 1, 2009, Discover Bank increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes by $25,026,738, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $676,069,519. On September 10, 2009 Discover Bank increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes by $90,374,332, resulting in an Outstanding Dollar Principal Amount of $766,443,850. The Class D(2009-1) Notes were privately offered and issued in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended (the "Act"). The Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. In connection with these increases, the investor interest in receivables represented by the collateral certificate issued by Discover Card Master Trust I (the "Master Trust") that secures the DiscoverSeries Notes was increased by $25,026,738 and $90,374,332, respectively. The Note Issuance Trust paid the net proceeds from the issuances to Discover Bank in exchange for the increases in the investor interest in receivables represented by the collateral certificate.

Class C(2009-1) Notes and Class B(2009-1) Notes

Class C(2009-1) Notes. On September 1, 2009, $200,000,000 aggregate principal amount of DiscoverSeries Class C(2009-1) Notes (the “Class C(2009-1) Notes”) were issued pursuant to the Indenture, dated as of July 26, 2007 (the "Indenture"), as supplemented by the Indenture Supplement and the Class C(2009-1) Terms Document, dated as of September 1, 2009, each between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee. The Class C(2009-1) Notes were privately offered and issued in reliance upon the exemption contained in Section 4(2) of the Act. The Class C(2009-1) Notes were sold at a discount for cash, do not bear interest or receive coupon payments and are not subject to underwriting discounts or commissions. The initial Outstanding Dollar Principal Amount was $163,637,400 reflecting a discount of $36,362,600.

Class B(2009-1) Notes. On September 1, 2009, $160,000,000 aggregate principal amount of DiscoverSeries Class B(2009-1) Notes (the “Class B(2009-1) Notes”) were issued pursuant to the Indenture, as supplemented by the Indenture Supplement and the Class B(2009-1) Terms Document, dated as of September 1, 2009, each between the Note Issuance Trust, as Issuer, and U.S.Bank National Association, as Indenture Trustee. The Class B(2009-1) Notes were privately offered and issued in reliance upon the exemption contained in Section 4(2) of the Act. The Class B(2009-1) Notes were sold at a discount for cash, do not bear interest or receive coupon payments and are not subject to underwriting discounts or commissions. The initial Outstanding Dollar Principal Amount was $139,101,920 reflecting a discount of $20,898,080.

The Class B(2009-1) and Class C(2009-1) Notes are secured by the collateral certificate and the Note Issuance Trust's other assets. Allocations of cash flows from the asset pool and any expenses or losses by the Master Trust to the holders of trust certificates issued by the Master Trust, including the collateral certificate, are described in the prospectus dated August 27, 2009, and the prospectus supplement thereto dated September 2, 2009 (collectively, the “Prospectus”), each previously filed by us with the Securities and Exchange Commission on September 2, 2009 (file numbers 333-141703, 333-141703-01 and 333-141703-02). Allocations of cash flows from the asset pool and any expenses or losses by the Indenture Trustee to the holders of Notes are also described in the Prospectus.

The Note Issuance Trust paid the proceeds of $302,739,320 from the sale of the Class B(2009-1) Notes and the Class C(2009-1) Notes to Discover Bank in exchange for a $360,000,000 increase in the investor interest in receivables represented by the Collateral Certificate. Discover Bank added these proceeds to its general funds.

The Class B(2009-1) Notes and Class C(2009-1) Notes are subordinated in right of payment of principal and interest to the Class A notes, bear losses before the Class A notes and provide loss protection to the Class A notes of the DiscoverSeries. The Class C(2009-1) Notes are also subordinated in right of payment of principal and interest to the Class B notes, bear losses before the Class B notes and provide loss protection to the Class B notes of the DiscoverSeries. Principal amounts allocable to subordinated notes may be applied to make interest payments on senior notes of the DiscoverSeries or to pay servicing fees on the receivables. Although the amount of loss protection provided by any Class B or Class C notes, as applicable, is limited to its proportionate share of the required subordinated amount of such class of notes for the applicable senior class of notes of the DiscoverSeries and may vary over time, at any time it is possible that the entire nominal liquidation amount of any tranche of Class B or Class C notes will provide loss protection to the senior notes of the DiscoverSeries. Relative priority among notes and rights to the underlying pool assets are more fully described in the Prospectus.

In general, the subordinated notes of the DiscoverSeries serve as credit enhancement for all of the senior notes of the DiscoverSeries, regardless of whether the subordinated notes are issued before, at the same time as or after the senior notes of the DiscoverSeries. The Class B(2009-1) Notes receive credit enhancement through the subordination of interest and principal payments on Class C and Class D notes and through loss protection provided by such notes. The Class C(2009-1) Notes receive credit enhancement through the subordination of interest and principal payments on Class D notes and through loss protection provided by such notes. The amount of subordination available to provide credit enhancement to any tranche of notes is limited by its available subordinated amount of each class of notes that is subordinated to it. Each senior tranche of notes has access to credit enhancement from those subordinated notes only in an amount not exceeding its required subordinated amount minus the amount of usage of that required subordinated amount. When we refer to “usage of the required subordinated amount,” we refer to the amount by which the nominal liquidation amount of subordinated notes providing credit enhancement to that tranche of senior notes has declined as a result of losses relating to charged-off receivables and the application of subordinated notes’ principal allocation to pay interest on senior classes and servicing fees. Relative priority among notes and the rights to the underlying pool assets are more fully described in the Prospectus.

Series 2009-SD

On September 23, 2009, Discover Bank sold $537,237,508 of the Series 2009-SD Certificates of the Master Trust (the “Series 2009-SD Certificates”) pursuant to Section 6.06 of the Pooling and Servicing Agreement and the Series Supplement for Series 2009-SD (the "Series 2009-SD Supplement"), dated as of September 23, 2009, between Discover Bank as Master Servicer, Servicer and Seller and U.S.Bank National Association as Trustee. Series 2009-SD will constitute a subordinate series of investor certificates and will make all its principal collections available for reallocation on an as-needed basis to all outstanding series (including Series 2009-CE and Series 2007-CC) to cover shortfalls in interest and servicing fees and to reimburse charge-offs for those other series. This reallocation is consistent with existing cash flow steps enumerated in Section 9 of the series supplements for all outstanding series and is also consistent with the cash flow in Section 3.01 of the Note Issuance Trust's Indenture Supplement. The availability of these principal collections will increase excess spread levels for the Master Trust and DiscoverSeries notes. The principal amount of the Series 2009-SD Certificates will increase with new issuances and decrease with maturities of Master Trust certificates or DiscoverSeries Notes, and will be reflected on the books and records of U.S. Bank National Association, as Trustee. The Series 2009-SD Certificates were privately offered and issued in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Series 2009-SD Certificates were sold at par value for cash, with no applicable underwriting discounts or commissions.

The Master Trust allocates collections and interchange among the series, including Series 2009-SD, based on each series' investor interest in receivables. The Master Trust also allocates receivables that Discover Bank has charged-off as uncollectible to each series based on the investor interest in the receivables. Each series supplement to the Pooling and Servicing Agreement, including the Series 2009-SD Supplement, will specify the percentage of collections, interchange, if applicable, and charged-off receivables that are allocated to the series at each point in time. These percentages vary based on a number of factors, including whether the Master Trust or the Note Issuance Trust, as applicable, has started to pay principal to investors of any series or an amortization event, early redemption event or event of default has occurred and is continuing. These percentages may, under certain circumstances, differ for finance charge collections, principal collections, interchange and charged-off amounts. When Discover Bank charges off a receivable as uncollectible, it reduces the amount of principal receivables in the Master Trust, and allocates a portion of the amount charged-off against the investor interest in receivables represented by each certificate, including an allocation to the Series 2009-SD Certificates based on the class percentage of charged-off receivables for Series 2009-SD. However, unlike other series issued by the Master Trust, the investor interest in receivables for the Series 2009-SD Certificates will not decline as a result of unreimbursed charge-offs or the use of pricipal collections to pay interest or servicing fees or to reimburse charge-offs for other series of Master Trust certificates and the DiscoverSeries notes. The Master Trust generally uses finance charge collections (including recoveries on charged-off accounts), interchange, investment income and subordinate series collections, if applicable, to pay interest, servicing fees and to reimburse certificateholders and Note Issuance Trust noteholders, as applicable, for charged-off receivables allocated to them. The Master Trust generally uses principal collections to either pay principal to investors or to pay Discover Bank in exchange for new receivables that cardmembers have generated on the accounts that are part of the Master Trust.

In general, the Master Trust will use each series’ or subseries’ share of collections, other income and subordinate series collections, if applicable, to make required payments to investors, to pay its servicing fees and to reimburse its share of charged-off amounts. Series 2009-SD (a subordinate series) will use its share of collections to pay its servicing fees and to reimburse its share of charged-off amounts. It will then make its remaining collections, including principal collections, available to all Master Trust series or subseries (including Series 2007-CC) on an as-needed basis pursuant to the Series 2009-SD Supplement. Principal collections for Series 2009-SD that are not reallocated will be retained by Series 2009-SD and applied to principal payments or reinvestments in new receivables, as applicable, in accordance with the cash flows for Series 2009-SD. If Series 2009-SD does not have enough collections and other income in any month, the Master Trust may use excess collections and other income available from other series or subseries to make payments for Series 2009-SD.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance. Discover Bank, in its capacity as “Seller” under the Pooling and Servicing Agreement, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Master Trust or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Master Trust if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

Item 9. Exhibits.

Exhibit No.	Description

99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK (Depositor)

Date: October 15, 2009

/S/ Michael F. Rickert Michael F. Rickert Vice President, Chief Financial Officer and Treasurer

Exhibit Index

Exhibit No.	Description
99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.